FINANCIAL ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

Interest rate risk management
During 2015, we assumed four interest rate swaps as a result of the Merger and have subsequently entered into three interest rate swaps. These swaps are intended to reduce the risk associated with fluctuations in interest rates whereby the floating interest rate on an original principal amount of $400 million of the then anticipated debt was switched to fixed rate. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are banks, which participate in loan facilities to which the interest rate swaps are related.

Changes in the fair value of the interest rate swap transactions are recorded in "Loss on derivatives" in the consolidated statement of operations.

Forward freight agreements
We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. All such contracts are cleared through clearing houses and the Company uses NasdaqOMX in this respect. Credit risk exists to the extent that NasdaqOMX is unable to perform under the contracts but this risk is considered remote.

As of June 30, 2016 and December 31, 2015, we had one contract outstanding with notional principal of $1.1 million (December 31, 2015: $2.3 million).

The losses on freight forward agreements are recorded in "Loss on derivatives" in the consolidated statement of operations.

Bunker derivatives
We enter into cargo contracts from time to time. We are then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are well established banks.

As of June 30, 2016, we had outstanding bunker swap agreements with notional principal (metric tonnes multiplied by fixed price) of $7.5 million (December 31, 2015: $7.6 million). As of June 30, 2016 and December 31, 2015, we had ten contracts outstanding, respectively. During the six months ended June 30, 2016, we have entered into seven new contracts and seven contracts matured.

Losses on bunker derivatives are recorded in "Loss on derivatives" in the consolidated statement of operations.

Foreign currency risk
The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. We are then exposed to currency fluctuations and we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are well established banks.

As of June 30, 2016 and December 31, 2015, we had twelve and twenty-four contracts outstanding, respectively. During the six months ended June 30, 2016, six foreign currency swaps matured.

Changes in the fair value of foreign currency swaps are recorded in "Loss on derivatives" in the consolidated statement of operations.

During the six months ended June 30, 2016, the Company entered into a USD-EUR deposit-swap contract which was outstanding at June 30, 2016 whereby the Company sold $75 million and bought €66.9 million. The €66.9 million are held in a fixed deposit account for 91 days earning interest and the Company is committed to buy back $75 million upon maturity of the deposit. At June 30, 2016, the Company recorded an unrealized foreign exchange loss of $0.7 million in 'Other financial items' resulting from re-translation at quarter end rates of the foreign denominated deposit from EUR to USD and a mark to market gain of $0.8 million which has been recorded in 'Loss on derivatives'.

Fair values
The carrying value and estimated fair value of our financial instruments at June 30, 2016 and December 31, 2015 are as follows:

	2016	2016	2015	2015
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	210,773	210,773	102,617	102,617
Restricted cash	69,908	69,908	48,872	48,872
Liabilities
Long term debt - floating	886,467	886,467	761,739	761,739
Long term debt - convertible bond	120,000	172,399	165,500	167,815
Long term debt - sellers credit	—	—	4,739	4,739

The fair value hierarchy of our financial instruments at June 30, 2016 is as follows:

(in thousands of $)	2016 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	210,773	210,773	—	—
Restricted cash	69,908	69,908	—	—
Liabilities
Long term debt - floating	886,467	—	886,467	—
Long term debt - convertible bond	120,000	—	120,000	—

The fair value hierarchy of our financial instruments at December 31, 2015 is as follows:

(in thousands of $)	2015 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	102,617	102,617	—	—
Restricted cash	48,872	48,872	—	—
Liabilities
Long term debt - floating	761,739	—	761,739	—
Long term debt - convertible bond	165,500	—	165,500	—
Long term debt - sellers credit	4,739	—	—	4,739

There have been no transfers between different levels in the fair value hierarchy in 2016 and 2015.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.

Restricted cash and investments – the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.

Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.

Convertible bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the balance sheet date.

Sellers credit - the fair value at December 31, 2015 was determined by discounting the expected future cash outflow of $4.7 million, which was paid upon maturity in the first quarter of 2016, by 7.0%.

Assets Measured at Fair Value on a Nonrecurring Basis
At June 30, 2016 and December 31, 2015, the investment in Golden Opus Inc was measured at fair value based on the expected market values of the underlying assets and liabilities (level three inputs).

At June 30, 2016 and December 31, 2015, the Golden Lyderhorn, a vessel held under capital lease, was measured at fair value based on the discounted expected future cash flows for the vessel (level three inputs).

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1) for the investment in a company listed on a U.S. stock exchange and level two for the investment in the company listed on the Norwegian 'over the counter' market.

The fair value (level 2) of interest rate, currency swap, deposit-swap contract and bunker swap agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, DnB and Nordea Bank Norge ASA. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.